Average Annual Total Returns - NCCMTGovernmentPortfolio-PROStandAlone - NCCMTGovernmentPortfolio-PROStandAlone - North Carolina Capital Management Trust - Government Portfolio - North Carolina Capital Management Trust - Government Portfolio - Return Before Taxes
Aug. 29, 2023
Average Annual Return:
Past 1 year	1.55%
Past 5 years	1.14%
Past 10 years	0.69%